Inventories (Details) - USD ($) $ in Thousands	Nov. 30, 2024	Aug. 31, 2024
Notes and other explanatory information [abstract]
Ore stockpile	$ 4,491	$ 4,533
Gold in circuit	836	837
Gold doré	37	55
Total precious metals inventories	5,364	5,425
Supplies	1,170	824
Total inventories	$ 6,534	$ 6,249